Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 12 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2017, 2016 and 2015 consist of the following:

Name of Related Party	Nature of Relationship
Guoan Xu	Shareholder, Director and Vice President

Beijing Taiying Anrui Holding Co., Ltd. (“Beijing Taiying”)	Sole Shareholder

Shandong Luk Information Technology Co., Ltd. (“Shandong Luk”)	Controlled by the brother of Gary Wang

Chongqing Shenggu Human Resources Co., Ltd.	Controlled by Beijing Taiying

Chongqing Taiying Shiye Development Co., Ltd. (“Shiye”)	David Wang being a 5% shareholder

Beijing Jiate Information Technology Co., Ltd. (“Jiate”)	Noncontrolling shareholder of HTCC

Jiangsu Sound Valley Human Resource Management Co., Ltd. (“JSVH”)	Controlled by Gary Wang

Notes receivable from related party

Shiye, a company in which David Wang owns 5% of the equity interest, borrowed $1,130,765 from the Company for a construction project in the year ended December 31, 2013. The receivable bears no interest and is due on demand. During the year ended December 31, 2014, Shiye repaid $113,901 to the Company.

On April 10, 2018, the Company and Shiye entered into an agreement, pursuant to which Shiye agreed to settle the remaining outstanding balance due to the Company before December 31, 2018.

As of December 31, 2017 and 2016, the receivable from Shiye was presented as notes receivable – related party, current and notes receivable – related party, non-current, in the amount of $968,277 and $907,297, respectively, in the consolidated balance sheets.

The receivable balance due from Jiate was $125,687 as of December 31, 2015. The balance was fully settled during the year ended December 31, 2016 by a repayment of $40,011 and payment of expense made by Jiate on behalf of the Company in the amount of $82,794. The Company did not make any advance to Jiate in the year ended December 31, 2017.

Revenues from related party

The Company was the subcontractor of Shandong Luk. The Company did not generate any related party revenues from Shandong Luk for the years ended December 31, 2017, 2016, and 2015. The accounts receivable from Shandong Luk was $353,513 as of December 31, 2015. During the year ended December 31, 2016, the Company decided to reserve an allowance for all outstanding receivable balance from Shandong Luk as the Company does not expect to collect from Shandong Luk within a reasonable period of time.

Services provided by related parties

The Company subcontracted projects to Shandong Luk and Shandong Luk provided services in the amount of $67,440, $485,304, and $892,595 for the years ended December 31, 2017, 2016, and 2015, respectively, which were included in the cost of revenues. As of December 31, 2017 and 2016, the balance owed to Shandong Luk was $0 and $17,659, respectively.

Jiate acts as an intermediary agent and receives commission for referring customers to HTCC. Jiate charged the Company $193,142 and $188,319 for the customers it referred to the Company during the years ended December 31, 2017 and 2016, which was included in selling, general and administrative expenses. As of December 31, 2017 and 2016, the balance owed to Jiate was $46,661 and $111,830, respectively.

JSVH and Beijing Taiying provided service to the Company in the amount of $42,060 and $108,453, respectively, during 2017. The expense from which were included in selling, general and administrative expenses. As of December 31, 2017 and 2016, the balance owed to JSVH and Beijing Taiying were $0.

Due from related parties

Due from related parties consist of the following:

Name of Related Party	December 31, 2017	December 31, 2016
Beijing Taiying Anrui Holding Co., Ltd.	$-	$50,811
Chongqing Shenggu Human Resources Co., Ltd.	219,051	198,055
	$219,051	$248,866

The amount owed to the Company by related party companies represents non-secured short-term loans obtained from the Company, which bears no interest and was due on demand.

The Company provided a loan of $18,210 to Beijing Taiying during the year ended December 31, 2016. During the year ended December 31, 2017, Beijing Taiying provided services to the Company in the amount of $108,453. Out of the services provided, Beijing Taiying and the Company agreed to use $52,215 to settle the balance Beijing Taiying owed to the Company as of December 31, 2016 in full.

The Company provided a loan of $7,400, $0, and $0 to Chongqing Shenggu Human Resources Co., Ltd. during the year ended December 31, 2017, 2016, and 2015, respectively.

The receivable balance due from Shandong Luk was $448,339 as of December 31, 2015. During the year ended December 31, 2016, the Company decided to record an allowance for all outstanding receivable balance from Shandong Luk, included in due from related parties, as the Company does not expect to collect from Shandong Luk within a reasonable period of time.

Due to related parties

The balance of due to related parties was $0 and $446,050 as of December 31, 2017 and 2016, respectively.

For the years ended December 31, 2017, 2016, and 2015, Guoan Xu paid expenses on behalf of the Company in the amount of $0, $1,746, and $0, respectively, and the Company made repayment to Guoan Xu in the amount of $1,717, $0, and $0, respectively. As of December 2017 and 2016, the balance owed to Guoan Xu was $0 and $1,670, respectively.

For the years ended December 31, 2017, 2016, and 2015, the Company purchased property and equipment through Jiate in the amount of $15,539, $238,353, and $0, respectively, and borrowed $0, $0, $19,841, respectively, from Jiate; Jiate also paid operating expenses on behalf of the Company in the amount of $0, $23,094, and $0, respectively. The Company made repayment to Jiate in the amount of $472,197, $0, $0 during the years ended December 31, 2017, 2016, and 2015, respectively.

As of December 2017 and 2016, the balance owed to Jiate was $0 and $444,380, respectively.